FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CAD ($)
Statement [Line Items]
Long-term Investments	$ 1,043			$ 934
Amounts Receivable	1,856			3,303
Accounts Payable And Accrued Liabilities	$ 10,713			$ 11,867
MXN [Member]
Statement [Line Items]
Cash		$ 8,108			$ 13,338
Due from related parties		5,643			4,558
Long-term Investments		0			0
Reclamation Bonds		0			0
Amounts Receivable		3,042			18,644
Accounts Payable And Accrued Liabilities		(78,884)			(95,662)
Due To Related Parties		0			0
Finance Lease Obligations		(800)			(1,129)
Net Exposure		(62,891)			(60,251)
Us Dollar Equivalent		$ (3,767)			$ (3,567)
CDN [Member]
Statement [Line Items]
Cash			$ 252			$ 70
Due from related parties			0			0
Long-term Investments			1,414			1,236
Reclamation Bonds			6			6
Amounts Receivable			20			26
Accounts Payable And Accrued Liabilities			(145)			(150)
Due To Related Parties			(195)			(135)
Finance Lease Obligations			(179)			(217)
Net Exposure			1,173			836
Us Dollar Equivalent			$ 865			$ 577